5. INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 2
Current	$ 0	$ 0
Deferred	0	0
Deferred provision	0	0
Impact of change in enacted tax rates	12,139	0
Change in valuation allowance	(12,139)	0
Total provision for income taxes	$ 0	$ 0